UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road Pleasant Grove UT 84062

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

1384 West State Road Pleasant Grove UT 84062

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Top Flight Fund

	Schedule of Investments
	December 31, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

American Depsoitary Receipts
2,400	Votorantim Celulose E Papel SA (a)	$ 29,496	0.25%

Arragement of Transportation
7,000	C.H. Robinson WW	259,210	2.18%

Computer Storage
38,700	Maxtor Corp. *	268,578
13,300	Seagate Technology Holdings	265,867
		534,445	4.50%
Crude Pertroleum & Natural Gas
1,500	Cimarex Energy Co.	64,515
4,600	Vintage Petroleum, Inc.	245,318
		309,833	2.61%
Drilling Oil & Gas Wells
4,900	Ensco International, Inc.	217,315
1,800	Nabors Industries, Inc. *	136,350
1,300	Patterson Energy, Inc.	42,835
		396,500	3.34%
Electronic Components, NEC
4,000	Nam Tai Electronics, Inc.	90,000	0.76%

Electric Services
18,700	CMS Energy Corp.*	271,337
13,700	Korea Electric Power Corp.	267,013
3,600	PG & E Corp.	133,632
		671,982	5.66%

Functions Related To Depository Banking, NEC
5,653	ABN Amro Holding NV (b)	147,769	1.24%

Insurance Agents, Brokers & Securities Dealers
1,500	Hilb Rogal & Hamilton Co.	57,765
4,400	MetLife, Inc.	215,600
		273,365	2.30%
Life Insurance
2,354	ING Group NV (b)	81,966	0.69%

Millwood, Veneer, Plywood, & Structural Wood Members
8,900	Masco Corp.	268,691	2.26%

Miscellaneous Chemical Products
6,400	Smith International, Inc.	237,504	2.00%

Motor Homes
2,800	Thor Industries, Inc.	112,196	0.94%

Motor Vehicle Parts & Accessories
12,300	Arvinmeritor, Inc.	176,997	1.49%

Natural Gas Distribution
7,500	Keyspan Corp.	267,675	2.25%

Oil & Gas Field Exploration
3,800	Cal Dive International, Inc.*	136,382
3,600	Cooper Cameron Corp.*	149,040
		285,422	2.40%

Petroleum Refining
1,700	China Petroleum and Chemical Co.	84,320
5,200	Valero Energy Corp.	268,320
		352,640	2.97%
Pharmaceutical Preparations
4,500	Sanofi-Aventis	197,550	1.66%

Primary Production of Aluminum
9,500	Aluminum Company of America	280,915
4,400	Century Aluminum Co.*	115,324
		396,239	3.33%

Primary Smelting & Refining of Nonferrous Metals
1,000	Phelps Dodge Corp.	143,870	1.21%

Public Building & Related Furniture
1,900	Johnson Controls, Inc.	138,529	1.17%

Retail Lumber & Other Building
6,600	Home Depot, Inc.	267,168	2.25%

Semiconductors & Related Devices
26,600	Taiwan Semiconductor Manufacturing Co. Ltd (a)	263,606	2.22%

Services - Business Servcies, NEC
7,300	Alliance Data Systems Corp.*	259,880	2.19%

Services - Equipment Rental & Leisure
5,700	Rent A Center, Inc.*	107,502	0.90%

Services Management Services
2,900	Gevity HR, Inc.	74,588	0.63%

State Commercial Banks
2,800	Banco Bradesco SA (a)	81,620
4,700	Banco Itau Hldg Financiera (a)	112,894
		194,514	1.64%
Steel Pipes & Tubes
400	Maverick Tube Corp.*	15,944	0.13%

Steel Works, Blast Furnaces & Rolling Mills
2,800	Posco	138,628	1.17%

Water Supply
6,000	Vivendi Universal New Spons (a)	188,580	1.59%

	Total for Common Stock (Cost -$6,827,042)	6,882,289	57.92%

Cash and Equivalents
607,137	Money Market Fiduciary (Cost $607,137) 2.82% **	607,137

	Total Investments (Cost -$7,434,179)	7,489,426	63.03%

	Other Assets Less Liabilities	4,392,588	36.97%

	Net Assets	$ 11,882,014	100.00%

SECURITIES SOLD SHORT
Common Stocks		Fair Value
Asset Backed Securities
3,300	Peoples Bank (CT)	102,498

Biological Products, (No Disgnostic Substances)
2,459	CV Therapeutics, Inc.*	60,811
5,100	Discovery Labs, Inc.*	34,068
4,200	NPS Pharm, Inc.*	49,728
3,100	Third Wave Tech, Inc.*	9,238
		153,845
Cable & Other Pay Television Services
12,200	Mediacom Communications Corp.*	66,978

Communications Services, NEC
10,800	Wireless Facilities, Inc.*	55,080

Electical Services
9,400	Distributed Energy Systems Corp.*	71,252
9,252	Plug Power, Inc.*	47,463
5,700	Advanced Energy Industries, Inc.*	67,431
		186,146

Electromedical & Electrotherapeutic Apparatus
700	Digirad Corp.*	2,814

Fabricated Rubber Products, NEC
2,800	Gencorp, Inc.*	49,700

Fire, Marine & Casualty Insurance
5,100	Specialty Underwriters' Alliance, Inc.*	31,416

Footwear, (No Rubber)
3,700	Iconix Brand Group, Inc.*	37,703

Industrial Inorganic Chemicals
2,500	Atmi, Inc.*	69,925

Information Retrieval Services
4,100	Yahoo, Inc.*	160,638

In Vitro & In Vivo Diagnostic
3,000	Inverness Medical Innovations, Inc.*	71,130

Laboratory Analytical Instruments
4,900	Illumina, Inc.*	69,090
2,800	Iris International, Inc.*	61,208
		130,298

Mineral Royalty Traders
4,500	Royal Gold, Inc.	156,285

Motor Vehicles & Passenger Car Bodies
1,900	Federal Signal Corp.	28,519

National Commerical Banks
5,000	Commerce Bancorp, Inc.	172,050
1,900	FNB Corp.	32,984
		205,034

Newspapers: Publishing or Published
2,200	Journal Register Co.	32,890

Periodicals: Publishing or Published
26,100	Primedia, Inc.*	42,021

Pharmaceutical Prepartations
2,904	Cubist Pharmaceuticals, Inc.*	61,681
2,600	Keryx Biopharm, Inc.*	38,064
		99,745

Radio Broadcasting Stations
4,300	Emmis Communications Corp.*	85,613
1,400	Radio One, Inc. CL A*	14,378
6,000	Spanish Broadcasting Systems, Inc.*	30,660
		130,651

Radiotelephone Communications
9,100	Dobson Communications Corp.*	68,250

Railroads, Line-Haul Operating
2,800	Kansas City Southern Industries, Inc.*	68,404

Real Estate Agents & Managers
6,800	Homestore, Inc.*	34,680

Real Estate Investment Trusts
5,600	Affordable Residential Communities, Inc.*	53,368
2,800	American Capus Communities, Inc.	69,440
7,600	American Finace Realty Trust	91,200
8,700	Anworth Mortgage Asset Corp.	63,510
2,400	Colonial Properties Trust	100,752
900	Home Property, Inc.	36,720
861	Inland Real Estate Corp.	12,734
11,600	MFA Mortgage Investments Inc.	66,120
800	Post Properties, Inc.	31,960
		525,804

Retail-Catalog & Mail Order
2,579	J. Jill Group, Inc.*	49,078
4,500	Stamps.com, Inc.*	103,320
		152,398

Retail - Department Stores
10,300	Saks, Inc.*	173,658

Retail-Drug Stores and Proprietary Stores
7,100	Drugstore.com*	20,235
24,000	Rite Aid Corp.*	83,520
		103,755

Retail Ramily Cothing Stores
3,000	Casual Male Retail Group, Inc.*	18,390

Retail-Furniture Stores
11,900	Restoration Hardware, Inc. DEL*	71,638

Retail Radio, Tv & Consumer Electronic Stores
2,800	Guitar Center, Inc.*	140,028

Savings Institiution, Federally Chartered
6,600	Bankatlantic Bancorp, Inc.	92,400
1,945	Brookline Bancorp, Inc.	27,561
		119,961

Semiconductor & Related Devices
4,200	Formfactor, Inc.*	102,606
9,800	Integrated Silicon Solutions, Inc.*	63,112
		165,718

Services - Amusement & Recreation
5,100	Westwood One, Inc.	83,130

Services-Business Services, NEC
6,500	Aquantive, Inc.*	164,060

Services-Computer Programming
250	Google, Inc.*	103,715
13,600	Opentv Corp. CL A*	30,464
		134,179

Services - Membership Sports & Recreation Clubs
100	Life Time Fitness, Inc.*	3,809

Services - Motion Picture & Video Tape Production
3,300	Pixar*	173,976
4,700	Regal Entertainment Group Cl A	89,394
		263,370

Services - Nursing & Personal Care
300	Capital Senior Living Corp.*	3,102

Services- Prepackaged Software
12,700	Activision, Inc.*	174,498
9,800	Novell, Inc.*	86,534
0	Symantec Corp.*	7
		261,039

Surgical & Medical Instruments & Apparatus
4,529	Conceptus Inc.*	57,156
4,900	Merit Medical Systems, Inc.*	59,486
3,600	Resmed, Inc.*	137,916
		254,558
Services-Social Services
303	Vistacare, Inc.*	3,788

Services-Specialty Outpatient Facilities, NEC
2,900	TLC Vison Corp.*	18,705

Special Industry Machine, NEC
1,869	Cymer, Inc.*	66,368

Telephone & Telegraph Apparatus
3,600	Carrier Access Corp.*	17,784

Telvision Broadcating Station
4,900	Entravision Communications Corp.*	34,888
2,600	Lin TV Corp. CL A*	28,964
9,100	Young Broadcasting, Inc. A*	23,660
		87,512

Wholesale-Miscellaneous Nondurable Goods
1,800	SCP Pool Corp.	66,996

	Total (Proceeds - $4,960,461)	$ 4,884,399

* Non Income producing
(a) ADR - American Depository Receipts
(b) ADS - American Depository Shares
** Variable Rate Security at December 31, 2005

NOTES TO FINANCIAL STATEMENTS
The Rock Canyon Funds
1. SECURITY TRANSACTIONS
At December 31, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,434,179 amounted to $131,308 which consisted of aggregate gross unrealized appreciation of $304,022 and aggregate gross unrealized depreciation of ($172,714).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

During the last fiscal quarter, the Registrant's control procedures were revised with respect to reconciliation of transactions in any brokerage account where short sales are executed.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date March 1, 2006

* Print the name and title of each signing officer under his or her signature.